Schedule 1 (CONDENSED BALANCE SHEETS) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 130,641	$ 222
Amounts due from related parties	13,416	5,489
Total assets	338,136	64,825
Liabilities:
Accrued expenses and other liabilities	44,506	28,813
Total liabilities	187,309	$ 28,813
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 100,000,000 and 117,000,000 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	12
Additional paid-in capital	124,758	$ 50,910
Accumulated other comprehensive loss	(3,122)	(249)
Retained (deficit)/ earnings	29,179	(14,649)
Total equity	150,827	36,012	$ 3,158	$ 54
Total liabilities and equity	$ 338,136	$ 64,825
Ordinary shares:
Par value	$ 0.0001	$ 0.0001
Shares authorized	500,000,000	500,000,000
Shares issued	117,000,000	100,000,000
Shares outstanding	117,000,000	100,000,000
YIRENDAI LTD. [Member]
Assets:
Cash and cash equivalents	$ 66,490
Amounts due from related parties	11,738
Investments in subsidiaries and VIEs	76,968	$ 36,012
Total assets	155,196	36,012
Liabilities:
Accrued expenses and other liabilities	4,369
Total liabilities	4,369
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 100,000,000 and 117,000,000 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	12
Additional paid-in capital	124,758	50,910
Accumulated other comprehensive loss	(3,122)	(249)
Retained (deficit)/ earnings	29,179	(14,649)
Total equity	150,827	36,012	$ 3,158	$ 54
Total liabilities and equity	$ 155,196	$ 36,012
Ordinary shares:
Par value	$ 0.0001	$ 0.0001
Shares authorized	500,000,000	500,000,000
Shares issued	117,000,000	100,000,000
Shares outstanding	117,000,000	100,000,000